As filed with the Securities and Exchange Commission on August 13, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2014
Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

Ariel Fund schedule of investments		06.30.14 (UNAUDITED)
Number of shares	Common stocks—98.30%	Value

	Consumer discretionary & services—31.85%
2,546,021	Gannett Co., Inc.	$79,715,917
4,601,845	International Game Technology	73,215,354
3,511,766	Interpublic Group of Cos., Inc.	68,514,555
1,993,396	International Speedway Corp., Class A	66,340,219
1,301,708	Meredith Corp.	62,950,599
955,200	Bally Technologies Inc.(a)	62,775,744
1,123,540	Royal Caribbean Cruises Ltd.	62,468,824
1,786,754	Newell Rubbermaid Inc.	55,371,506
366,304	Mohawk Industries, Inc.(a)	50,674,495
577,274	Madison Square Garden Co., Class A(a)	36,050,761
43,782	Graham Holdings Co., Class B	31,440,292
710,965	Sotheby's	29,853,420
		679,371,686
	Consumer staples—2.76%
552,145	J.M. Smucker Co.	58,842,093

	Energy—2.16%
1,088,543	Contango Oil & Gas Co.(a) (b)	46,056,254

	Financial services—34.04%
2,575,253	CBRE Group, Inc., Class A(a)	82,511,106
645,499	JLL	81,584,619
3,301,839	KKR & Co. L.P.	80,333,743
1,510,703	Lazard Ltd, Class A	77,891,847
6,183,516	Janus Capital Group Inc.	77,170,280
1,205,158	Fair Isaac Corp.	76,840,874
4,418,855	Western Union Co.	76,622,946
2,260,788	First American Financial Corp.	62,827,299
561,678	Dun & Bradstreet Corp.	61,896,916
638,860	City National Corp.	48,400,034
		726,079,664
	Health care—10.26%
1,287,250	Hospira, Inc.(a)	66,126,032
977,926	Charles River Laboratories Intl, Inc.(a)	52,338,599
343,383	Bio-Rad Laboratories, Inc., Class A(a)	41,106,379
3,368,118	Symmetry Medical Inc.(a) (b)	29,841,525
288,300	Laboratory Corp. of America Holdings(a)	29,521,920
		218,934,455
	Materials & processing—3.92%
1,294,497	Simpson Manufacturing Co., Inc.	47,067,911
658,994	U.S. Silica Holdings Inc.	36,534,627
		83,602,538
	Producer durables—10.84%
764,340	Bristow Group Inc.	61,621,091
2,028,162	Brady Corp., Class A	60,581,199
335,613	Snap-on Inc.	39,776,853
311,466	Littelfuse, Inc.	28,950,765
333,718	MTS Systems Corp.	22,612,732
218,076	IDEX Corp.	17,607,456
		231,150,096
	Technology—2.47%
527,203	Anixter Intl Inc.	52,757,204

	Total common stocks (Cost $1,134,570,132)	2,096,793,990

Principal amount	Repurchase agreement—2.25%	Value

$47,936,351	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $47,936,351, (collateralized by U.S. Treasury Note, value $48,898,719, 2.00%, due 09/30/2020) (Cost $47,936,351)	$47,936,351
	Total Investments (Cost $1,182,506,483)—100.55%	2,144,730,341
	Liabilities less Other Assets—(0.55)%	(11,694,307)
	Net Assets—100.00%	$2,133,036,034

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund schedule of investments		06.30.14 (UNAUDITED)
Number of shares	Common stocks—98.43%	Value

	Consumer discretionary & services—28.56%
4,515,490	International Game Technology	$71,841,446
3,395,630	Interpublic Group of Cos., Inc.	66,248,741
900,400	Nordstrom, Inc.	61,164,172
802,600	Omnicom Group Inc.	57,161,172
872,600	CBS Corp., Class B	54,223,364
1,577,656	International Speedway Corp., Class A	52,504,392
537,200	Viacom, Inc., Class B	46,591,356
1,428,300	Gannett Co., Inc.	44,720,073
1,010,000	Coach, Inc.	34,531,900
511,800	Madison Square Garden Co., Class A(a)	31,961,910
988,700	Newell Rubbermaid Inc.	30,639,813
457,400	Sotheby's	19,206,226
80,400	Tiffany & Co.	8,060,100
		578,854,665
	Consumer staples—3.20%
609,275	J.M. Smucker Co.	64,930,437

	Energy—1.23%
586,482	Contango Oil & Gas Co.(a)	24,814,053

	Financial services—36.22%
5,565,900	Western Union Co.	96,512,706
3,098,700	First American Financial Corp.	86,112,873
1,472,620	Lazard Ltd, Class A	75,928,287
1,182,500	Franklin Resources, Inc.	68,395,800
1,025,500	Northern Trust Corp.	65,847,355
487,800	JLL	61,653,042
942,300	AFLAC Inc.	58,658,175
638,000	City National Corp.	48,334,880
1,280,600	Blackstone Group L.P.	42,823,264
3,312,342	Janus Capital Group Inc.	41,338,028
1,516,168	KKR & Co. L.P.	36,888,368
311,500	T. Rowe Price Group, Inc.	26,293,715
790,150	CBRE Group, Inc., Class A(a)	25,316,406
		734,102,899
	Health care—13.44%
817,300	St. Jude Medical, Inc.	56,598,025
1,008,100	Hospira, Inc.(a)	51,786,097
479,800	Zimmer Holdings, Inc.	49,832,028
443,200	Laboratory Corp. of America Holdings(a)	45,383,680
366,054	Thermo Fisher Scientific Inc.	43,194,372
214,725	Bio-Rad Laboratories, Inc., Class A(a)	25,704,730
		272,498,932
	Producer durables—15.78%
909,599	Stanley Black & Decker, Inc.	79,880,984
967,618	Bristow Group Inc.	78,009,363
610,950	Illinois Tool Works Inc.	53,494,782
377,300	Snap-on Inc.	44,717,596
905,000	Kennametal Inc.	41,883,400
209,500	Towers Watson, Class A	21,836,185
		319,822,310

	Total common stocks (Cost $1,154,543,938)	1,995,023,296

Principal amount	Repurchase agreement—1.38%	Value

$28,021,478	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $28,021,478, (collateralized by U.S. Treasury Note, value $28,582,531, 2.00%, due 09/30/2020) (Cost $28,021,478)	$28,021,478
	Total Investments (Cost $1,182,565,416)—99.81%	2,023,044,774
	Other Assets less Liabilities—0.19%	3,877,060
	Net Assets—100.00%	$2,026,921,834

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund schedule of investments		06.30.14 (UNAUDITED)
Number of shares	Common stocks—95.95%	Value

	Consumer discretionary & services—14.08%
37,600	Target Corp.	$2,178,920
127,800	International Game Technology	2,033,298
64,800	Newell Rubbermaid Inc.	2,008,152
38,500	Apollo Education Group, Inc., Class A(a)	1,203,125
18,200	Bed Bath & Beyond Inc.(a)	1,044,316
66,000	Pier 1 Imports Inc.	1,017,060
		9,484,871
	Consumer staples—3.76%
33,600	CVS Caremark Corp.	2,532,432

	Energy—16.08%
42,500	National Oilwell Varco	3,499,875
27,700	Exxon Mobil Corp.	2,788,836
76,500	Chesapeake Energy Corp.	2,377,620
21,500	Apache Corp.	2,163,330
		10,829,661
	Financial services—15.28%
197,000	Western Union Co.	3,415,980
11,900	Goldman Sachs Group, Inc.	1,992,536
56,250	Morgan Stanley	1,818,562
29,000	JPMorgan Chase & Co.	1,670,980
37,200	Bank of New York Mellon Corp.	1,394,256
		10,292,314
	Health care—13.38%
23,700	Johnson & Johnson	2,479,494
20,500	Laboratory Corp. of America Holdings(a)	2,099,200
16,100	Zimmer Holdings, Inc.	1,672,146
20,400	Baxter Intl Inc.	1,474,920
25,100	Hospira, Inc.(a)	1,289,387
		9,015,147
	Materials & processing—7.17%
56,200	Mosiac Co.	2,779,090
111,982	Barrick Gold Corp.	2,049,271
		4,828,361
	Producer durables—13.26%
40,700	Stanley Black & Decker, Inc.	3,574,274
20,100	Lockheed Martin Corp.	3,230,673
9,800	Snap-on Inc.	1,161,496
20,900	Kennametal Inc.	967,252
		8,933,695
	Technology—12.94%
80,700	Microsoft Corp.	3,365,190
17,200	International Business Machines Corp.	3,117,844
55,100	Oracle Corp.	2,233,203
		8,716,237

	Total common stocks (Cost $49,874,403)	64,632,718

Principal amount	Repurchase agreement—4.76%	Value

$3,206,262	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $3,206,262, (collateralized by U.S. Treasury Note, value $3,275,344, 2.00%, due 09/30/2020) (Cost $3,206,262)	$3,206,262
	Total Investments (Cost $53,080,665)—100.71%	67,838,980
	Liabilities less Other Assets—(0.71)%	(481,009)
	Net Assets—100.00%	$67,357,971

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund schedule of investments		06.30.14 (UNAUDITED)
Number of shares	Common stocks—97.02%	Value

	Consumer discretionary & services—15.34%
68,500	International Speedway Corp., Class A	$2,279,680
158,163	XO Group Inc.(a)	1,932,752
304,700	Century Casinos, Inc.(a)	1,764,213
164,455	Rosetta Stone Inc.(a)	1,598,503
46,800	Superior Industries Intl, Inc.	965,016
		8,540,164
	Energy—10.90%
73,154	Contango Oil & Gas Co.(a)	3,095,146
70,600	Gulf Island Fabrication, Inc.	1,519,312
103,900	Mitcham Industries, Inc.(a)	1,452,522
		6,066,980
	Financial services—15.42%
691,473	Cowen Group, Inc., Class A(a)	2,918,016
81,600	First American Financial Corp.	2,267,664
92,100	AV Homes, Inc.(a)	1,505,835
34,200	Capital Southwest Corp.	1,231,542
24,400	MB Financial, Inc.	660,020
		8,583,077
	Health care—3.10%
143,100	POZEN Inc.(a)	1,192,023
437,800	Vical Inc.(a)	534,116
		1,726,139
	Materials & processing—11.02%
860,994	Rentech, Inc.(a)	2,229,974
170,999	Landec Corp.(a)	2,135,778
28,100	Simpson Manufacturing Co., Inc.	1,021,716
184,291	Orion Energy Systems, Inc.(a)	750,064
		6,137,532
	Producer durables—12.39%
145,230	Erickson Air-Crane, Inc.(a)	2,359,987
34,939	Team, Inc.(a)	1,433,198
285,825	Spartan Motors Inc.	1,297,646
22,500	Brink's Co.	634,950
50,600	Furmanite Corp.(a)	588,984
6,250	Littelfuse, Inc.	580,937
		6,895,702
	Technology—19.40%
240,280	PCTEL, Inc.	1,943,865
82,600	Oplink Communications, Inc.(a)	1,401,722
368,800	Imation Corp.(a)	1,268,672
166,100	RealNetworks, Inc.(a)	1,267,343
104,400	Brooks Automation, Inc.	1,124,388
152,600	ARC Document Solutions Inc.(a)	894,236
139,515	Telenav Inc.(a)	793,840
71,100	Multi-Fineline Electronix, Inc.(a)	784,944
166,140	Sigma Designs, Inc.(a)	760,921
67,400	FormFactor, Inc.(a)	560,768
		10,800,699

	Utilities—9.45%
430,413	ORBCOMM Inc.(a)	2,836,422
1,378,900	Pendrell Corp.(a)	2,426,864
		5,263,286

	Total common stocks (Cost $50,838,756)	54,013,579

Principal amount	Repurchase agreement—2.96%	Value

$1,646,788	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $1,646,788, (collateralized by U.S. Treasury Note, value $1,680,438, 2.00%, due 09/30/2020) (Cost $1,646,788)	$1,646,788
	Total Investments (Cost $52,485,544)—99.98%	55,660,367
	Other Assets less Liabilities—0.02%	11,872
	Net Assets—100.00%	$55,672,239

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

	Ariel International Fund schedule of investments	06.30.14 (UNAUDITED)
Number of shares	Common stocks—93.18%	Value

	Australia—0.17%
4,890	AMP Ltd.	$24,438
	Austria—0.70%
1,910	Vienna Insurance Group	102,235
	Canada—0.62%
95	Fairfax Financial Holdings Ltd.	45,069
559	Tim Hortons Inc.	30,579
680	Canadian Oil Sands Ltd.	15,409
		91,057
	China—4.59%
9,562	China Mobile Ltd. ADR	464,809
887	Baidu, Inc. ADR(a)	165,700
4,072	China Mobile Ltd.	39,509
		670,018
	Denmark—0.10%
278	Vestas Wind Systems AS(a)	14,025
	Finland—3.58%
62,101	Nokia Corp. ADR	469,484
6,962	Nokia Corp.	52,718
		522,202
	France—6.97%
11,843	Eutelsat Communications	411,497
2,697	Technip SA	295,034
2,909	BNP Paribas SA	197,352
831	L'Air Liquide SA	112,196
		1,016,079
	Germany—9.51%
8,960	Deutsche Boerse AG	695,403
10,134	Dialog Semiconductor plc(a)	351,422
32,439	Telefonica Deutschland Holding AG	268,245
418	MTU Aero Engines AG	38,457
941	Deutsche Post AG	34,030
		1,387,557
	Hong Kong—0.95%
41,085	Yue Yuen Industrial	139,152
	Ireland—2.51%
6,552	Ryanair Holdings plc ADR(a)	365,602
	Italy—4.49%
81,068	Snam SpA	488,428
25,048	Mediaset SpA	122,102
1,062	DiaSorin SpA	44,498
		655,028
	Japan—18.60%
3,900	Shimamura Co., Ltd.	383,436
6,300	Toyota Motor Corp.	378,354
2,800	Nintendo Co., Ltd.	335,127
10,100	Canon Inc.	328,608
2,500	Daito Trust Construction Co., Ltd.	293,914
3,100	Tokyo Electron Ltd.	209,553
4,200	Japan Tobacco Inc.	153,108
1,600	Murata Manufacturing Co., Ltd.	149,742
2,703	Canon Inc. ADR	88,523
5,500	Nikon Corp.	86,595
1,700	Denso Corp.	81,136
2,100	OBIC Co. Ltd.	69,236
1,800	Chugai Pharmaceuticals Co., Ltd.	50,728

415	Toyota Motor Corp. ADR	49,659
1,300	JIN Co., Ltd.	41,449
936	Nintendo Co., Ltd. ADR	13,993
		2,713,161
	Luxembourg—0.63%
548	RTL Group(b)	61,051
283	RTL Group(c)	31,481
		92,532
	Netherlands—4.53%
34,095	Ahold N.V.	640,069
196	Gemalto NV	20,317
		660,386
	Norway—0.09%
736	Gjensidige Forsikring ASA	13,199
	Singapore—0.25%
2,000	United Overseas Bank Ltd.	36,122
	Spain—1.09%
2,244	Tecnicas Reunidas SA	138,810
3,127	Banco Popular Espanol SA	20,895
		159,705
	Sweden—0.99%
2,216	H&M Hennes & Mauritz AB, Class B	96,845
450	Autoliv Inc.	47,961
		144,806
	Switzerland—12.74%
2,417	Roche Holding AG	720,903
1,196	Zurich Insurance Group Ltd	360,499
4,074	Nestle SA	315,611
360	Swisscom AG	209,269
10,179	UBS AG	186,753
120	Banque Cantonale Vaudoise	65,426
		1,858,461
	United Kingdom—16.37%
13,154	GlaxoSmithKline plc ADR	703,476
98,108	Tesco plc	477,178
34,110	HSBC Holdings plc	346,110
4,194	Royal Dutch Shell plc ADR	345,460
21,851	British Telecom Group plc	143,936
2,867	Royal Dutch Shell plc, Class A	118,666
2,692	Croda Intl plc	101,402
319	British American Tobacco plc ADR	37,986
3,283	IG Group Holdings plc	33,009
454	BT Group plc ADR	29,796
568	HSBC Holdings plc ADR	28,854
2,064	Sage Group plc	13,568
346	GlaxoSmithKline plc	9,261
		2,388,702
	United States—3.70%
2,030	Harman Intl Industries, Inc.	218,083
5,177	Tumi Holdings Inc.(a)	104,213
2,781	Coach, Inc.	95,082
4,481	Ruckus Wireless, Inc.(a)	53,369
219	Core Laboratories NV	36,586
385	Philip Morris Intl, Inc.	32,459
		539,792

	Total common stocks (Cost $11,980,922)	13,594,259

Number of shares	Investment companies—1.55%	Value
	Exchange Traded Funds—1.55%
2,896	Vanguard MSCI EAFE ETF	$123,341
1,636	Vanguard MSCI Pacific ETF	101,825
		225,166
	Total investment companies (Cost $180,325)	225,166
Principal amount	Repurchase agreement—4.88%	Value
$712,122	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $712,122, (collateralized by U.S. Treasury Note, value $729,531, 2.00%, 09/30/2020) (Cost $712,122)	$712,122
	Total Investments (Cost $12,873,369)—99.61%	14,531,547
	Cash, Other Assets less Liabilities—0.39%	57,317
	Net Assets—100.00%	$14,588,864

(a) Non-income producing.
(b) This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.
(c) This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Fund schedule of investments		06.30.14 (UNAUDITED)
Number of shares	Common stocks—70.43%	Value

	Brazil—0.41%
6,102	Telefonica Brasil SA ADR	$125,152
10,571	Souza Cruz SA	108,939
		234,091
	Canada—0.53%
5,274	Canadian Oil Sands Ltd.	119,512
201	Fairfax Financial Holdings Ltd.	95,357
1,622	Tim Hortons Inc.	88,727
		303,596
	China—4.08%
17,000	China Mobile Ltd. ADR	826,370
82,500	China Mobile Ltd.	800,475
3,341	Baidu, Inc. ADR(a)	624,132
2,561	Mindray Medical Intl Ltd.	80,672
		2,331,649
	Czech Republic—0.11%
277	Komercni Banka AS	63,709
	Finland—1.15%
52,134	Nokia Corp. ADR	394,133
34,994	Nokia Corp.	264,983
		659,116
	France—2.90%
18,597	Eutelsat Communications	646,171
5,789	Technip SA	633,278
5,548	BNP Paribas SA	376,387
		1,655,836
	Germany—3.52%
17,379	Deutsche Boerse AG	1,348,818
9,781	Dialog Semiconductor plc(a)	339,181
39,185	Telefonica Deutschland Holding AG	324,029
		2,012,028
	Hong Kong—0.47%
78,500	Yue Yuen Industrial	265,873
	Ireland—0.24%
2,502	Ryanair Holdings plc ADR(a)	139,612
	Italy—1.20%
102,449	Snam SpA	617,247
13,551	Mediaset SpA	66,057
		683,304
	Japan—7.07%
7,300	Shimamura Co., Ltd.	717,714
5,200	Daito Trust Construction Co., Ltd.	611,342
18,700	Canon Inc.	608,412
4,650	Nintendo Co., Ltd.	556,550
7,200	Toyota Motor Corp.	432,405
10,900	Japan Tobacco Inc.	397,352
5,700	Tokyo Electron Ltd.	385,308
1,155	Toyota Motor Corp. ADR	138,207
2,300	Denso Corp.	109,772
5,400	Nikon Corp.	85,020
		4,042,082
	Netherlands—2.32%
70,492	Ahold N.V.	1,323,354
	Singapore—0.13%
4,000	United Overseas Bank Ltd.	72,243

	Spain—0.66%
6,097	Tecnicas Reunidas SA	377,149
	Switzerland—6.06%
6,443	Roche Holding AG	1,921,711
2,171	Zurich Insurance Group Ltd	654,385
786	Swisscom AG	456,905
3,000	Nestle SA	232,409
10,858	UBS AG	199,210
		3,464,620
	Turkey—0.37%
7,142	Turkcell Iletisim Hizmetleri AS ADR	111,415
4,388	BIM Birlesik Magazalar A.S.	100,659
		212,074
	United Kingdom—7.74%
30,047	GlaxoSmithKline plc ADR	1,606,914
189,345	Tesco plc	920,936
10,110	Royal Dutch Shell plc ADR	832,761
56,680	HSBC Holdings plc	575,126
20,216	British Telecom Group plc	133,166
2,549	HSBC Holdings plc ADR	129,489
3,347	Croda Intl plc	126,074
857	British American Tobacco plc ADR	102,052
		4,426,518
	United States—31.47%
28,104	Gilead Sciences, Inc.(a)	2,330,103
50,561	Microsoft Corp.	2,108,394
20,137	Johnson & Johnson	2,106,733
14,530	Harman Intl Industries, Inc.	1,560,958
50,428	Tumi Holdings Inc.(a)	1,015,116
56,398	Acacia Research Corp.	1,001,065
16,911	Quest Diagnostics Inc.	992,507
20,220	Broadcom Corp., Class A	750,566
8,942	Wal-Mart Stores, Inc.	671,276
15,048	U.S. Bancorp	651,879
3,855	Praxair, Inc.	512,098
14,675	Coach, Inc.	501,738
41,139	Ruckus Wireless, Inc.(a)	489,965
5,293	Philip Morris Intl, Inc.	446,253
40,260	QLogic Corp.(a)	406,223
21,759	NVIDIA Corp.	403,412
3,382	The PNC Financial Service Group, Inc.	301,167
2,140	Berkshire Hathaway Inc., Class B(a)	270,838
9,408	EMC Corp.	247,807
4,534	Expeditors Intl of Washington	200,221
1,315	Panera Bread Co.(a)	197,026
3,188	Southern Co.	144,671
1,909	C.H. Robinson Worldwide, Inc.	121,775
647	Core Laboratories NV	108,088
1,882	Wisconsin Energy Corp.	88,303
1,095	Ansys, Inc.(a)	83,023
794	National Oilwell Varco	65,386
625	State Street Corp.	42,038
515	Accenture plc, Class A	41,633
335	M&T Bank Corp.	41,557
718	JPMorgan Chase & Co.	41,371
517	Rockwell Collins, Inc.	40,398
		17,983,588

	Total common stocks (Cost $34,319,939)	40,250,442

Number of shares	Investment companies—0.73%	Value
	Exchange Traded Funds—0.73%
6,669	Vanguard Total World Stock ETF	$415,012
	Total investment companies (Cost $412,569)	415,012
Principal amount	Repurchase agreement—2.06%	Value
$1,179,485	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2014, due 07/01/2014, repurchase price $1,179,485, (collateralized by U.S. Treasury Note, value $1,207,500, 2.00%, 09/30/2020) (Cost $1,179,485)	$1,179,485
	Total Investments (Cost $35,911,993)—73.22%	41,844,939
	Cash, Other Assets less Liabilities—26.78%	15,308,414
	Net Assets—100.00%	$57,153,353

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedules of Investments	06.30.14 (unaudited)
NOTE ONE | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust.  Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified.  The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant policies related to investments of the Funds held at June 30, 2014.

Securities valuation–Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, equity securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange.  These securities are valued by pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Debt obligations having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements–Accounting Standards Codification TM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund	Ariel International Fund	Ariel Global Fund
Level 1	$2,096,793,990	$1,995,023,296	$64,632,718	$54,013,579	$13,819,425	$40,665,454
Level 2*+	47,936,351	28,021,478	3,206,262	1,646,788	719,279	1,198,534
Level 3	-	-	-	-	-	-
Fair Value at 06/30/14	$2,144,730,341	$2,023,044,774	$67,838,980	$55,660,367	$14,538,704	$41,863,988
*As of June 30, 2014, Level 2 investments held are repurchase agreements.  See Schedule of Investments.
+As of June 30, 2014, Level 2 investments held are forward currency contracts, which are reflected at the unrealized appreciation (depreciation) on the contract and repurchase agreements.  See Note Five, Forward Currency Contracts.

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund.  Transfers between levels are recognized at the end of the reporting period.

Forward currency contracts derive their value from underlying exchange rates.  These instruments are normally valued by pricing vendors using pricing models.  The pricing models typically use inputs that are observed from active markets such as exchange rates.  As such, forward currency contracts were categorized as Level 2.

Foreign currency–Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party.  Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices.  Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward currency contracts–Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates.  The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements–The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions–Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  Ariel Fund had the following transactions during the nine months ended June 30, 2014, with affiliated companies:

	Share Activity				Nine Months Ended June 30, 2014
Security Name	Balance September 30, 2013	Purchases	Sales	Balance June 30, 2014	Market value	Dividends credited to income	Amount of loss realized on sale of shares
Contango Oil & Gas Co.	1,235,343	-	146,800	1,088,543	$46,056,254	$-	$(2,266,512)
Symmetry Medical Inc.	2,184,342	1,183,776	-	3,368,118	29,841,525	-	-
					$75,897,779	$-	$(2,266,512)

NOTE FOUR | FEDERAL INCOME TAXES

At June 30, 2014, the cost of investment securities for tax purposes was as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,182,506,483	$1,182,565,416	$53,080,665	$52,485,544

Gross unrealized appreciation	978,693,765	862,048,814	15,035,444	6,364,497
Gross unrealized depreciation	(16,469,907)	(21,569,456)	(277,129)	(3,189,674)
Net unrealized appreciation	$962,223,858	$840,479,358	$14,758,315	$3,174,823

	Ariel International Fund	Ariel Global Fund
Cost of investments	$12,873,369	$35,911,993

Gross unrealized appreciation	1,842,817	6,703,291
Gross unrealized depreciation	(184,639)	(770,345)
Net unrealized appreciation	$1,658,178	$5,932,946
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

NOTE FIVE | FORWARD CURRENCY CONTRACTS
At June 30, 2014, the open forward currency contracts (State Street Bank and Trust as counterparty) are:

Contract settlement date	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)
Ariel International Fund

07/17/2014	EUR	49,197	CHF	59,737	$(1)
07/17/2014	AUD	36,403	CAD	37,215	(575)
07/17/2014	AUD	43,853	CAD	44,832	(693)
07/17/2014	GBP	9,242	CHF	13,588	492
07/17/2014	GBP	44,696	CHF	65,710	2,377
07/17/2014	AUD	19,099	CHF	15,594	404
07/17/2014	AUD	10,080	JPY	951,040	106
07/17/2014	GBP	35,132	USD	58,751	1,367
07/17/2014	AUD	63,247	USD	58,751	823
07/17/2014	SEK	595,078	USD	90,314	(1,267)
07/17/2014	SGD	45,266	USD	36,125	178
08/15/2014	SGD	53,203	EUR	30,906	342
08/15/2014	SEK	104,980	EUR	11,622	(213)
08/15/2014	SEK	360,368	EUR	39,896	(731)
08/15/2014	SEK	104,477	EUR	11,567	(212)
08/15/2014	AUD	197,073	CHF	162,803	1,597
08/15/2014	AUD	255,883	USD	238,370	2,159
08/15/2014	AUD	167,815	USD	154,088	3,658
08/15/2014	CAD	78,112	USD	71,560	1,565
08/15/2014	NOK	502,400	USD	83,876	(2,104)
09/17/2014	SEK	368,189	EUR	40,848	(887)
09/17/2014	SGD	24,554	EUR	14,458	(111)
09/17/2014	AUD	81,219	CAD	82,439	(944)
09/17/2014	AUD	118,697	CHF	99,398	(842)
09/17/2014	GBP	11,906	USD	20,202	162
09/17/2014	SGD	27,350	USD	21,866	69
09/17/2014	GBP	32,219	USD	54,667	438
					$7,157
Ariel Global Fund
07/17/2014	MXN	2,209,921	EUR	121,282	$4,081
07/17/2014	ZAR	1,292,332	GBP	72,045	(2,069)
07/17/2014	SGD	117,841	CHF	82,667	1,277
07/17/2014	AUD	63,405	EUR	42,635	1,340
07/17/2014	AUD	130,600	EUR	87,819	2,760
07/17/2014	AUD	158,927	CHF	129,761	3,357
07/17/2014	USD	93,628	JPY	9,508,848	(246)
07/17/2014	USD	124,149	GBP	74,244	(2,897)
07/17/2014	USD	341,026	EUR	246,950	2,858
07/17/2014	USD	127,442	CHF	112,056	1,066
07/17/2014	USD	116,406	CHF	102,317	1,014
08/15/2014	CAD	265,219	EUR	176,673	6,328
08/15/2014	CAD	32,853	EUR	21,884	784
08/15/2014	SEK	795,103	EUR	88,025	(1,612)
08/15/2014	AUD	130,517	EUR	88,330	1,715
08/15/2014	AUD	172,038	CHF	142,121	1,394
08/15/2014	AUD	180,682	EUR	122,280	2,375
08/15/2014	NOK	681,478	GBP	68,113	(5,609)
08/15/2014	CAD	483,455	USD	442,903	9,688
08/15/2014	USD	381,148	JPY	38,683,489	(826)
09/17/2014	CAD	88,000	CHF	72,596	399
09/17/2014	CAD	406,276	CHF	335,157	1,842
09/17/2014	SEK	901,031	EUR	99,963	(2,171)
09/17/2014	SGD	110,070	CHF	78,909	(763)
09/17/2014	SEK	514,108	CHF	69,440	(1,471)
09/17/2014	AUD	251,078	EUR	172,675	(1,044)
09/17/2014	USD	183,377	CHF	164,427	(2,160)
09/17/2014	USD	294,449	GBP	173,540	(2,361)
					$19,049

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	August 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody Hobson
Mellody Hobson
President and Principal Executive Officer

Date:	August 8, 2014

By:	/s/ Jeffrey Rapaport
Jeffrey Rapaport
Treasurer and Chief Financial Officer

Date:	August 8, 2014